Income Taxes (Schedule Of Income Tax Expense (Benefit) And Effective Tax Rates) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	May 04, 2013	Apr. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Income Tax Disclosure [Abstract]
(Loss) income before income taxes	$ 2,678	$ (1,928)	$ 34,094	$ 26,237	$ 11,776
Income tax (benefit) expense	$ 1,108	$ (771)	$ 14,069	$ 10,159	$ 4,753
Effective tax rate	41.40%	40.00%	41.30%	38.70%	40.40%